The Finite Solar Finance Fund

(the “Fund”)

Supplement dated January 1, 2023

to the

Fund’s Prospectus and Statement of Additional Information (“SAI”),

each dated November 23, 2021, as supplemented

__________________________________________

Effective October 1, 2022, the Fund’s administrator, fund accountant, and transfer agent is Gryphon Fund Group, LLC. All references to the previous administrator are hereby removed and replaced with the information below. Effective January 1, 2023, the Fund’s legal counsel is FinTech Law, LLC. All references to the prior legal counsel are hereby removed and replaced with the information below.

Changes to the Prospectus

The following replaces the information on page 4 of the Prospectus:

This Prospectus provides important information that you should know about the Fund before investing. You should read this Prospectus carefully and retain it for future reference.

Additional information about the Fund, including the Fund’s Statement of Additional Information (the “SAI”), dated November 23, 2021, has been filed with the SEC. You may request a free copy of the SAI, request a free copy of our annual, semi-annual, and quarterly reports, request other information or make stockholder inquiries, by calling toll-free at 844-4-Finite (844-434-6483) or by writing to the Fund at c/o Gryphon Fund Group, LLC, 3900 Park East Drive, #200, Beachwood, OH 44122. Our annual, semi-annual, and quarterly reports and the SAI also will be available on Finite’s website at https://solrx.finite.io. Information included on the website does not form part of this Prospectus. The SAI is incorporated by reference into, and is legally considered a part of, this Prospectus in its entirety. The table of contents of the SAI appears in Appendix A of this Prospectus. You can obtain the SAI, and other information about the Fund, on the SEC’s website (http://www.sec.gov). You can review and copy documents that we have filed with the SEC at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information. The SEC charges a fee for copies. You can get the same information for free on the EDGAR database, including other material incorporated by reference into this prospectus, from the SEC’s website (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the SEC’s Public Reference Section, 100 F. Street, N.E., Room 1580, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus and the SAI. The Fund has not authorized anyone to provide you with different information. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date shown below. You should not construe the contents of this Prospectus as legal, tax or financial advice. You should consult with your own professional advisers as to legal, tax, financial, or other matters relevant to the suitability of an investment in the Fund.

The following replaces the information under the sub-heading “Fund Administrator, Accountant and Transfer Agent” under the heading “Summary” on page 17 of the Prospectus:

Fund Administrator, Accountant and Transfer Agent

The Fund has retained Gryphon Fund Group, LLC (“Gryphon”, the “Administrator” and the “Transfer Agent”) to provide certain fund services, including fund administration, fund accounting, and transfer agency services. Fees and expenses of the Administrator are paid by the Fund. See “Management of the Fund.”

The following replaces the information under the sub-heading “By Mail” and “By Wire – Initial Investment” under the heading “Plan of Distribution” on pages 99 and 100 of the Prospectus:

By Mail

To purchase Fund shares by mail, complete and sign the Account Application and mail it, or for subsequent purchases include name, fund name and account number along with a check made payable to “The Finite Solar Finance Fund”:

Regular Mail Finite Solar Finance Fund c/o Gryphon Fund Group, LLC 3900 Park East Drive, #200 Beachwood, OH 44122	Overnight or Express Mail Finite Solar Finance Fund c/o Gryphon Fund Group, LLC 3900 Park East Drive, #200 Beachwood, OH 44122

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Gryphon Fund Group, LLC post office box does not constitute receipt by the Transfer Agent. Receipt is determined at the time the order is received at the Transfer Agent’s offices.

To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check.

All checks made to the Fund must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund does not accept postdated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares.

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The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

By Wire - Initial Investment

To make an initial investment in the Fund, the transfer agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the transfer agent. Upon receipt of the completed account application, the transfer agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor’s bank to send the wire. An investor’s bank must include both the name of The Finite Solar Finance Fund, the account number, and the investor’s name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Transfer Agent at 844-4-Finite (844-434-6483) for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds. The bank should transmit funds by wire to:

U.S. Bank, N.A.

777 East Wisconsin Avenue

Milwaukee, WI 53202

ABA #075000022

Credit: Gryphon Fund Group, LLC

Account # 182383683030

Further Credit: Finite Solar Finance Fund

(name of Fund to be purchased)

(shareholder registration)

(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund, its agents, and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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The following replaces the information under the heading “Services” on page 102 of the Prospectus:

SERVICES

Gryphon Fund Group, LLC (the “Administrator,” the “Transfer Agent” or “Gryphon”), 3900 Park East Drive, #200, Beachwood, OH 44122, provides certain administrative, accounting and transfer agency services to the Fund pursuant to the Fund Administration Servicing Agreement, the Fund Accounting Servicing Agreement and the Transfer Agent Servicing Agreement, each of which is between the Fund and Gryphon (each a “Service Agreement” and, collectively, the “Service Agreements”). For its services under each Service Agreement, the Fund pays Gryphon a fee and separate fixed fees for certain services. The Fund also reimburses Gryphon for certain out-of-pocket expenses incurred on the Fund’s behalf. The fees are accrued and paid monthly by the Fund and the administrative fees are based on the average net assets for the prior month and subject to monthly minimums.

The Administrator administers the Fund’s operations in such manner and to such extent as may be authorized by the Board. Administration services include, but are not limited to: (1) overseeing the performance of administrative and professional services rendered to the Fund by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, Shareholder servicing and other services performed for the Fund; (2) preparing for filing and filing certain regulatory filings subject to Fund counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Fund’s tax returns, financial statements and related reports to the Fund’s Shareholders, the SEC and state and other securities administrators; (4) providing the Fund with adequate general office space and facilities and persons suitable to the Board to serve as officers of the Fund; (5) assisting the Adviser in monitoring Fund holdings for compliance with prospectus investment restrictions and in the preparation of periodic compliance reports; and (6) with the cooperation of the Adviser, the officers of the Fund and other relevant parties, preparing and disseminating materials for meetings of the Board.

Each Service Agreement continues in effect, unless earlier terminated by the Fund or Gryphon, for a period of three years. Thereafter, unless otherwise terminated, each Service Agreement shall be renewed automatically for successive one-year periods. Either party may terminate a Service Agreement with or without cause, but only upon the expiration of the initial term or any renewal term, by giving the other party 90 days’ prior written notice. Either party may terminate a Service Agreement with good cause (as defined under the applicable Service Agreement) on at least thirty days’ written notice to the other party.

Under each Service Agreement, Gryphon is liable for any damages resulting from the willful misfeasance, bad faith, or gross negligence of Gryphon as a result of the performance or non-performance by Gryphon of its obligations and duties under the agreement. In addition, Gryphon will not be liable for any special, indirect, incidental, punitive, consequential, or exemplary damages or lost profits, of any kind whatsoever under any provision of any Service Agreement or for any such damages arising out of any act or failure to act thereunder.

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The following replaces the information under the sub-heading “Determination of Repurchase Price and Payment for Shares” under the heading “Periodic Repurchase Offers” on page 111 of the Prospectus:

Determination of Repurchase Price and Payment for Shares

The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline (or the next business day if the 14th day is not a business day). The Fund expects to distribute payment to Shareholders between one (1) and three (3) business days after the Repurchase Pricing Date and will distribute such payment no later than seven (7) calendar days after such date. The Fund’s NAV per Share may change materially between the date a repurchase offer is mailed and the Repurchase Request Deadline, and it may also change materially between the Repurchase Request Deadline and Repurchase Pricing Date. The method by which the Fund calculates NAV is discussed below under “Net Asset Value.” During the period an offer to repurchase is open, Shareholders may obtain the current NAV by visiting the Fund’s website (https://solrx.finite.io) or calling the Fund’s transfer agent, Gryphon Fund Group, LLC at 844-4-Finite (844-434-6483).

The following replaces the information under the heading “Legal Matters” on page 124 of the Prospectus:

LEGAL MATTERS

FinTech Law, LLC 6224 Turpin Hills Drive, Cincinnati, OH 45244, serves as counsel to the Fund.

The following replaces the information under the heading “The Finite Solar Finance Fund” on page 128 of the Prospectus:

THE FINITE SOLAR FINANCE FUND

For More Information

Inquiries concerning the Fund and the Shares (including procedures for purchasing Shares) should be directed to:

By telephone:	844-4-Finite (844-434-6483)

By mail:	The Finite Solar Finance Fund c/o Gryphon Fund Group, LLC 3900 Park East Drive, #200 Beachwood, OH 44122

On the Internet:	https://solrx.finite.io

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Changes to the SAI

The following replaces the table under the heading “Board of Trustees and Officers” on page 16 of the SAI:

Name, Address(1) and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served(2)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships held by Trustee
INTERESTED TRUSTEE
Kevin Conroy (1991)	Trustee; President	Since 2021	Portfolio Manager, The Finite Solar Finance Fund (since 2021); Chairman and President, Finite Corporation (since 2019); Member of Distributed Resource Ventures (2017-2019)	1	None
INDEPENDENT TRUSTEES
Karen Caldwell (1959)	Trustee	Since 2021	CFO, Reform Alliance (since 20190; CFO & Treasurer, NHP Foundation (2018-2019)	1	Saba Capital Income & Opportunities Fund
Brent L. Henry (1947)	Trustee	Since 2021	Partner, Mintz (law firm) since 2017	1	None
Rose McKinney-James (1952)	Trustee	Since 2021	Managing Principal of Energy Works LLC and McKinney James & Associates (consulting) since 2002	1	MGM Resorts International
August William Ritter, Jr. (1956)	Trustee, Independent Chairperson of the Board	Since 2021	Director, Center for the New Energy Economy at Colorado State University (since 2011)	1	None

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Name, Address(1) and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served(2)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships held by Trustee
OFFICERS
Kevin Conroy (1991)	President (Principal Executive Officer); Trustee	Since 2021	See Bio Above	N/A	N/A
David Kretschmer (1971)	Treasurer (Principal Financial Officer) Secretary	Since 2021 2021-2022	Portfolio Manager, The Finite Solar Finance Fund (since 2021); Board Member, Finite Corporation (since 2020); Executive Vice President, Surgery Partners (2018-2019)	N/A	N/A
Bo J. Howell (1981)	Secretary	Since 2022	Managing Partner, FinTech Law, LLC (2022 —Present; CEO of CCO Technology, LLC (d/b/a Joot) 2018 – Present); Shareholder, Strauss Troy Co., LPA (2020 to 2022); Partner, Practus LLP from (2018 to 2020)
Soth Chin (1966)	Chief Compliance Officer	Since 2021	Outsourced Chief Compliance Officer (2017 - present)	N/A	N/A

(1)	Unless otherwise indicated, the address of each trustee and officer is c/o Gryphon Fund Group, LLC, 3900 Park East Drive, #200, Beachwood, OH 44122.

(2)	Each Trustee and officer serves an indefinite term, until his or her successor is elected.

The following replaces the information under the sub-heading “Administrator, Fund Accounting, Transfer Agent” and “Counsel” under the heading “Investment Management and Other Services” on page 24 of the SAI:

Administrator, Fund Accounting, Transfer Agent

Gryphon Fund Group, LLC (the “Administrator,” the “Transfer Agent” or “Gryphon”), 3900 Park East Drive, #200, Beachwood, OH 44122, provides certain administrative, accounting and transfer agency services to the Fund pursuant to the Fund Administration Servicing Agreement, the Fund Accounting Servicing Agreement and the Transfer Agent Servicing Agreement, each of which is between the Fund and Gryphon (each a “Service Agreement” and, collectively, the “Service Agreements”). For its services under each Service Agreement, the Fund pays Gryphon a fee and separate fixed fees for certain services. The Fund also reimburses Gryphon for certain out-of-pocket expenses incurred on the Fund’s behalf. The fees are accrued and paid monthly by the Fund and the administrative fees are based on the average net assets for the prior month and subject to monthly minimums.

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Counsel

FinTech Law, LLC serves as counsel to the Fund, and is located at 6224 Turpin Hills Drive, Cincinnati, OH 45244.

The following replaces the information under the sub-headings “Administrator” and “Custodian, Dividend Paying Agent, Transfer Agent and Registrar” under the heading “3. Agreements” under Appendix C-5 of the SAI:

Administrator, Dividend Paying Agent, Transfer Agent, and Registrar

Gryphon Fund Group, LLC (the “Administrator”), will serve as administrator to the Fund. Under the Administration Agreement by and among the Fund and the Administrator, the Administrator maintains the Fund’s general ledger and is responsible for calculating the net asset value of the Shares, and generally managing the administrative affairs of the Fund.

Custodian

U.S. Bank, N.A. will serve as custodian for the Fund.

You should read this Supplement in conjunction with the Prospectus and SAI dated November 23, 2021, as amended, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund at 844-4-Finite (844-434-6483).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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